Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Eye Street 1201 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	$ (5.7)	$ (3.4)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Eye Street 1225 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	(0.1)	0.6
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Piedmont Multi-State Owner, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	33.2	28.0
Piedmont 500 W. Monroe Fee LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	194.0	76.9
Suwanee Gateway One LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	7.6	7.7
Medici Atlanta LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	13.7	13.0
400 TownPark, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	$ 23.5	$ 23.7